RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7 – RELATED PARTY TRANSACTIONS

We were obligated to Richard Steel, our president and a director, pursuant to a promissory note in the amount of $2,500,000, as described in Note 3. During August 2015 we made a partial prepayment on the note in the amount of $241,737. On October 29, 2015 we paid the remaining balance on the note of $2,258,263, along with accrued interest of $122,861.

We are also obligated to Mr. Steel for contingent Earnout Consideration of up to $8,000,000 incurred in connection with the acquisition of Steel Media, as described in Note 2. The Company has initially recorded the liability at its present value of $6,584,042. Changes in the value will be recorded through the statement of operations.

Activity for the contingent consideration payable during the years ended December 31, 2015 and 2014 was:

	December 31,
	2015	2014

Balance, beginning of year	$6,732,123	$—
Present value of liability incurred	—	6,584,042
Accretion in value	853,312	148,081

Balance, December 31	$7,585,435	$6,732,123

The Earnout Consideration target of Steel Media was achieved for the first Earnout period ended October 31, 2015 and on January 29, 2016 we paid Mr. Steel $4 million, of which $1.6 million was paid in cash and the balance was paid through the issuance of 1,283,766 shares of our Class A common stock in accordance with the terms of the Stock Purchase Agreement.